--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                     DFA International Value Portfolio III

                               Semi-Annual Report

                         Six Months Ended May 31, 1999
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO III
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
    Schedule of Investments.............................................    7-14
    Statement of Assets and Liabilities.................................      15
    Statement of Operations.............................................      16
    Statements of Changes in Net Assets.................................      17
    Financial Highlights................................................      18
    Notes to Financial Statements.......................................   19-20

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999

                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
  (21,343,200 Shares, Cost $221,096)++ at Value.........................................  $    263,589
Receivable for Investment Securities Sold...............................................           122
Receivable for Fund Shares Sold.........................................................            18
Prepaid Expenses and Other Assets.......................................................             4
                                                                                          ------------
    Total Assets........................................................................       263,733
                                                                                          ------------

LIABILITIES:
Payable for Fund Shares Redeemed........................................................           140
Accrued Expenses and Other Liabilities..................................................            34
                                                                                          ------------
    Total Liabilities...................................................................           174
                                                                                          ------------

NET ASSETS..............................................................................  $    263,559
                                                                                          ============

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)..............................................................    20,805,539
                                                                                          ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................  $      12.67
                                                                                          ============

NET ASSETS CONSIST OF:
Paid-In Capital.........................................................................  $    220,500
Undistributed Net Investment Income.....................................................            16
Undistributed Net Realized Gain.........................................................           550
Unrealized Appreciation of Investment Securities........................................        42,493
                                                                                          ------------
    Total Net Assets....................................................................  $    263,559
                                                                                          ============

--------------

++ The cost for federal income tax purposes is $223,380.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment Trust Company.................  $   1,143
                                                                                          ---------

EXPENSES
    Administrative Services.............................................................         14
    Accounting & Transfer Agent Fees....................................................         11
    Legal Fees..........................................................................          8
    Audit Fees..........................................................................          1
    Filing Fees.........................................................................         17
    Shareholders' Reports...............................................................         11
    Directors' Fees and Expenses........................................................          3
    Organization Costs..................................................................          5
    Other...............................................................................          1
                                                                                          ---------
        Total Expenses..................................................................         71
                                                                                          ---------
    NET INVESTMENT INCOME...............................................................      1,072
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Capital Gain Distributions Received from The DFA Investment Trust Company...............        635

Net Realized Gain on Investment Securities..............................................      2,210

Change in Unrealized Appreciation of Investment Securities..............................      7,047
                                                                                          ---------

    NET GAIN ON INVESTMENT SECURITIES...................................................      9,892
                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  10,964
                                                                                          =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   THE DFA INTERNATIONAL VALUE PORTFOLIO III

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS      YEAR
                                                                                                ENDED         ENDED
                                                                                               MAY 31,      NOV. 30,
                                                                                                 1999         1998
                                                                                             ------------  -----------
                                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income..................................................................   $    1,072   $     6,656
    Capital Gain Distributions Received from The DFA Investment Trust Company..............          635           749
    Net Realized Gain on Investment Securities.............................................        2,210            20
    Change in Unrealized Appreciation of Investment Securities.............................        7,047        27,952
                                                                                              ----------   -----------
        Net Increase in Net Assets Resulting from Operations...............................       10,964        35,377
                                                                                              ----------   -----------

Distributions From:
    Net Investment Income..................................................................       (6,272)       (6,204)
    Net Realized Gains.....................................................................       (2,114)       (3,527)
                                                                                              ----------   -----------
        Total Distributions................................................................       (8,386)       (9,731)
                                                                                              ----------   -----------
Capital Share Transactions (1):
    Shares Issued..........................................................................       13,402        38,453
    Shares Issued in Lieu of Cash Distributions............................................        8,386         9,731
    Shares Redeemed........................................................................      (48,545)      (68,910)
                                                                                              ----------   -----------
        Net Decrease From Capital Share Transactions.......................................      (26,757)      (20,726)
                                                                                              ----------   -----------
        Total Increase (Decrease)..........................................................      (24,179)        4,920
NET ASSETS
    Beginning of Period....................................................................      287,738       282,818
                                                                                              ----------   -----------
    End of Period..........................................................................   $  263,559   $   287,738
                                                                                              ==========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued..........................................................................        1,072         3,131
    Shares Issued in Lieu of Cash Distributions............................................          691           895
    Shares Redeemed........................................................................       (3,877)       (5,548)
                                                                                              ----------   -----------
                                                                                                  (2,114)       (1,522)
                                                                                              ==========   ===========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR           YEAR           YEAR          FEB. 3,
                                       ENDED          ENDED          ENDED          ENDED           TO
                                      MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                       1999           1998           1997           1996           1995
                                     ----------     ----------     ----------     ----------     ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of        $   12.55      $   11.57      $   12.39      $   10.81      $   10.00
  Period...........................
                                     ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............       0.05           0.29           0.21           0.21           0.17
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       0.44           1.10          (0.69)          1.38           0.84
                                     ---------      ---------      ---------      ---------      ---------
  Total from Investment
    Operations.....................       0.49           1.39          (0.48)          1.59           1.01
                                     ---------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.28)         (0.26)         (0.22)         (0.01)         (0.17)
  Net Realized Gains...............      (0.09)         (0.15)         (0.12)            --          (0.03)
                                     ---------      ---------      ---------      ---------      ---------
  Total Distributions..............      (0.37)         (0.41)         (0.34)         (0.01)         (0.20)
                                     ---------      ---------      ---------      ---------      ---------
Net Asset Value, End of Period.....  $   12.67      $   12.55      $   11.57      $   12.39      $   10.81
                                     =========      =========      =========      =========      =========
Total Return.......................       4.02%#        12.36%         (3.91)%        14.76%         10.04%#

Net Assets, End of Period
  (thousands)......................  $ 263,559      $ 287,738      $ 282,818      $ 242,371      $ 146,952
Ratio of Expenses to Average Net
  Assets (1).......................       0.34%*         0.34%          0.38%          0.45%          0.51%*
Ratio of Net Investment Income to
  Average Net Assets...............       0.78%*         2.21%          1.88%          2.03%          2.29%*
Portfolio Turnover Rate............        N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master
  Fund Series......................       6.60%*        15.41%         22.55%         12.23%          9.75%(a)

--------------

*   Annualized

#   Non-Annualized

(1) Represents the respective combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a)  Master Fund Series Turnover calculated for the year ended November 30,
     1995.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which The DFA International Value Portfolio III (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At May 31, 1999, the Portfolio owned 15% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 1999, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...........................  $  40,209
Gross Unrealized Depreciation...........................         --
                                                          ---------
Net.....................................................  $  40,209
                                                          =========

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1999.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES           VALUE+
                                                         ------------  ---------------
JAPAN -- (25.1%)
COMMON STOCKS -- (25.1%)
  Aichi Bank, Ltd......................................        10,500  $       716,976
  Aisin Seiki Co., Ltd.................................       137,000        1,496,772
  Amada Co., Ltd.......................................       376,000        2,334,050
  Amano Corp...........................................       115,000          869,020
  #Aomori Bank, Ltd....................................       170,000          638,801
  Aoyama Trading Co., Ltd..............................        41,100        1,245,042
  Asahi Glass Co., Ltd.................................       140,000          907,300
  #Ashikaga Bank, Ltd..................................       808,000        1,558,219
  Autobacs Seven Co., Ltd..............................           700           27,231
  Awa Bank, Ltd........................................       189,600          894,488
  Bank of Ikeda, Ltd...................................        13,000          596,093
  Bank of Iwate, Ltd...................................        18,590          763,172
  #Bank of Kinki, Ltd..................................       225,000          519,574
  Bank of Kyoto, Ltd...................................       347,400        1,638,950
  Bank of Nagoya, Ltd..................................       185,000          921,784
  #Bank of Saga, Ltd...................................       215,000          713,582
  Bank of Yokohama, Ltd................................       978,000        2,590,299
  #Best Denki Co., Ltd.................................       153,000        1,076,394
  Canon Sales Co., Inc.................................       124,900        1,947,621
  Casio Computer Co., Ltd..............................        60,000          410,694
  Chiba Bank, Ltd......................................       941,000        3,707,300
  Chiyoda Fire and Marine Insurance Co., Ltd...........       444,150        1,595,440
  Chudenko Corp........................................        84,460        1,506,466
  Chugoku Bank, Ltd....................................       199,000        2,556,265
  Citizen Watch Co., Ltd...............................       317,000        2,335,126
  Cosmo Oil Co., Ltd...................................       764,000        1,372,190
  Dai Nippon Pharmaceutical Co., Ltd...................       203,000        1,075,318
  Dai Tokyo Fire & Marine Insurance Co., Ltd...........       529,000        1,808,285
  Daicel Chemical Industries, Ltd......................       485,000        1,561,538
  Daikin Industries, Ltd...............................       160,000        1,443,469
  Daisan Bank, Ltd.....................................        78,000          258,235
  #Daishi Bank, Ltd....................................       350,000        1,187,717
  Daito Trust Construction Co., Ltd....................       180,784        1,994,579
  #Daiwa Bank, Ltd.....................................       726,000        1,460,172
  Daiwa House Industry Co., Ltd........................       663,000        7,155,702
  Daiwa Kosho Lease Co., Ltd...........................       193,000          742,799
  Daiwa Securities Co., Ltd............................     1,693,000        8,940,025
  Denki Kagaku Kogyo KK................................       469,000          830,707
  Dowa Fire & Marine Insurance Co., Ltd................       383,000        1,366,272
  Ehime Bank, Ltd......................................       143,000          544,446
  #Eighteenth Bank, Ltd................................       226,000        1,010,097
  Ezaki Glico Co., Ltd.................................       174,600        1,008,697
  Fuji Photo Film Co., Ltd.............................       355,000       12,693,261
  #Fukui Bank, Ltd.....................................       343,000          846,002
  #Fukuoka City Bank, Ltd..............................       264,532        1,090,357
  Fukuyama Transporting Co., Ltd.......................       266,000        1,351,796
  Futaba Corp..........................................        16,000          670,088
  Futaba Industrial Co., Ltd...........................        85,000        1,132,677
  Hanshin Electric Railway Co., Ltd....................       141,000          521,660
  Higo Bank, Ltd.......................................       308,000        1,312,862
  Hino Motors, Ltd.....................................       398,000        1,871,081
  Hiroshima Bank, Ltd..................................       575,000        2,184,448

                                                               SHARES           VALUE+
                                                         ------------  ---------------
  Hiroshima-Sogo Bank, Ltd.............................       136,000  $       583,082
  #Hitachi Construction Machinery Co., Ltd.............        64,000          415,825
  #Hitachi Maxell, Ltd.................................        96,000        1,974,507
  #Hitachi Metals, Ltd.................................       360,000        1,728,190
  #Hitachi Transport System, Ltd.......................       138,000          920,609
  Hitachi, Ltd.........................................     3,717,000       27,349,880
  #Hokuetsu Bank.......................................       275,330          754,297
  #Hokuetsu Paper Mills, Ltd...........................       162,000          820,592
  Hokuriku Bank, Ltd...................................       891,000        1,696,159
  House Foods Corp.....................................       115,000        1,715,196
  Hyakugo Bank, Ltd. (105th Bank)......................       258,000        1,057,027
  Hyakujishi Bank, Ltd.................................       314,000        1,694,487
  Inax Corp............................................       309,000        2,102,284
  Itochu Corp..........................................     1,198,000        2,726,783
  Itoham Foods, Inc....................................       284,000        1,194,107
  #Japan Pulp and Paper Co., Ltd.......................        93,000          308,666
  Joyo Bank, Ltd.......................................        19,000           77,057
  Jsr Corp., Tokyo.....................................        75,000          458,740
  Juroku Bank, Ltd.....................................       349,000        1,291,202
  #KDD Corporation.....................................        48,400        2,623,903
  Kagoshima Bank, Ltd..................................       262,000          975,832
  #Kajima Corp.........................................       826,000        2,488,528
  Kamigumi Co., Ltd....................................       357,000        1,690,150
  Kandenko Co., Ltd....................................       266,000        1,664,426
  Kansai Paint Co., Ltd., Osaka........................       108,000          327,164
  Katokichi Co., Ltd...................................        72,000          958,252
  #Kikkoman Corp.......................................       256,000        1,875,186
  Kinden Corp..........................................        67,000          748,634
  Kissei Pharmaceutical Co., Ltd.......................        40,000          844,231
  Koa Fire & Marine Insurance Co., Ltd.................        45,000          145,257
  #Kobe Steel, Ltd.....................................     2,632,000        2,243,800
  Koito Manufacturing Co., Ltd.........................       146,000          696,044
  #Kokusai Securities Co., Ltd.........................       330,000        3,709,154
  Komatsu, Ltd.........................................     1,279,000        7,600,744
  #Komori Corp.........................................        74,000        1,264,774
  Konica Corp..........................................        66,000          257,838
  Koyo Seiko Co........................................       198,000        1,230,740
  Kureha Chemical Industry Co., Ltd....................       263,000          653,037
  Lion Corp............................................       311,000        1,320,501
  Long Term Credit Bank of Japan, Ltd..................       994,000                0
  Makita Corp..........................................       209,000        2,276,477
  Marubeni Corp........................................     1,942,000        4,034,447
  Maruichi Steel Tube, Ltd.............................       117,000        1,614,294
  Matsushita Electric Industrial Co., Ltd..............     1,933,000       35,037,819
  Matsushita Electric Works, Ltd.......................       190,000        1,902,830
  Matsushita Refrigeration Co..........................       222,000          795,613
  Matsuzakaya Co., Ltd.................................        30,000          135,325
  Mazda Motor Corp.....................................       200,000          955,140
  Meiji Seika Kaisha, Ltd. Tokyo.......................       231,000        1,269,525
  Michinoku Bank, Ltd..................................       187,000          855,909
  Mitsubishi Chemical Corp.............................     2,129,000        6,044,089
  *Mitsubishi Electric Corp............................     1,683,000        5,362,977
  Mitsubishi Gas Chemical Co., Inc.....................       548,000        1,542,129

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                         ------------  ---------------
  Mitsubishi Materials Corp............................       975,000  $     1,936,765
  *#Mitsubishi Motors Corp.............................       866,000        4,128,587
  Mitsui Chemicals, Inc................................     1,030,800        5,238,463
  *Mitsui Engineering and Shipbuilding Co., Ltd........       781,000          885,590
  Mitsui Trust & Banking Co., Ltd......................     1,030,000        1,560,089
  Mori Seiki Co., Ltd..................................       121,000        1,432,130
  Musashino Bank, Ltd..................................        26,000        1,073,829
  NHK Spring Co., Ltd..................................       315,000        1,486,095
  NKK Corp.............................................     2,612,000        2,032,180
  NSK, Ltd.............................................       467,000        2,237,982
  NTN Corp.............................................       398,000        1,218,838
  Namihaya Bank, Ltd...................................            27           54,080
  Nanto Bank, Ltd......................................       288,000        1,430,227
  National House Industrial Co., Ltd...................        95,000          770,568
  Nichicon Corp........................................       100,000        1,386,360
  Nichirei Corp........................................       366,000          942,112
  Nifco, Inc...........................................        45,000          383,628
  Nikko Securities Co., Ltd............................     1,910,000        8,346,961
  *Nippon Credit Bank, Ltd.............................     1,683,000                0
  Nippon Flour Mills Co., Ltd..........................        21,000           53,013
  #Nippon Mitsubishi Oil Company.......................     1,598,000        6,441,201
  Nippon Sanso Corp....................................       367,000        1,230,218
  Nippon Sheet Glass Co., Ltd..........................       567,000        1,867,786
  Nippon Shokubai Co., Ltd.............................       163,000          961,918
  #Nishimatsu Construction Co., Ltd....................       359,000        1,978,927
  Nishi-Nippon Bank, Ltd...............................        23,540           90,209
  *Nissan Motor Co., Ltd...............................        38,000          167,323
  Nissei Sangyo Co., Ltd...............................       110,050        1,041,112
  Nisshin Flour Milling Co., Ltd.......................        89,000          685,069
  Nisshin Steel Co., Ltd...............................     1,318,000        1,854,494
  Nisshinbo Industries, Inc............................       305,000        1,211,720
  #Nissho Iwai Corp....................................       544,000          495,282
  #Obayashi Corp.......................................       499,000        2,358,293
  Ogaki Kyoritsu Bank, Ltd.............................        50,000          209,402
  Oita Bank, Ltd.......................................       145,000          684,075
  Oji Paper Co., Ltd...................................       275,000        1,593,279
  Oki Electric Industry Co., Ltd.......................       740,000        2,572,421
  Okumura Corp.........................................       322,000        1,271,263
  Penta-Ocean Construction Co., Ltd....................       438,000          750,422
  Pioneer Electronic...................................       182,000        3,020,278
  #Q.P. Corp...........................................       168,000        1,222,248
  Royal Co., Ltd.......................................        41,000          573,498
  Ryosan Co., Ltd......................................        53,000          943,138
  Ryoyo Electro Corp...................................        26,000          271,147
  Sakura Bank, Ltd.....................................       816,000        2,769,078
  San In Godo Bank, Ltd................................       222,000        1,282,536
  Sanyo Electric.......................................     2,565,000        9,235,018
  #Seino Transportation Co., Ltd.......................       197,000        1,206,588
  Sekisui Chemical Co., Ltd............................       557,000        3,448,402
  Sekisui House, Ltd...................................       938,000       10,185,862
  Sharp Corp. Osaka....................................       460,000        5,109,418
  #Shiga Bank, Ltd.....................................       268,000        1,213,342
  Shimachu Co., Ltd....................................        20,200          458,939
  Shimadzu Corp........................................       181,000          701,109
  #Shimizu Corp........................................       997,000        3,523,580
  Shinwa Bank, Ltd.....................................       157,000          435,317
  Shionogi & Co., Ltd..................................       455,000        3,747,103
  Showa Shell Sekiyu KK................................        75,000          422,736
  Snow Brand Milk Products Co., Ltd....................       419,000        2,059,973
  Stanley Electric Co., Ltd............................       246,000          787,965
                                                               SHARES           VALUE+
                                                         ------------  ---------------
  Sumitomo Corp........................................       918,000  $     6,321,601
  Sumitomo Forestry Co., Ltd...........................       136,000        1,063,731
  Sumitomo Metal Industries, Ltd. Osaka................     1,481,000        1,949,006
  Sumitomo Metal Mining Co., Ltd.......................       313,000        1,279,771
  #Sumitomo Realty & Development Co., Ltd..............       488,000        1,817,580
  Sumitomo Trust & Banking Co., Ltd....................        21,000           86,732
  #Sumitomo Warehouse Co., Ltd.........................        67,000          261,190
  #Suruga Bank, Ltd....................................       256,000        1,432,345
  TEC Corp.............................................       345,000        1,379,200
  TOC Co., Ltd.........................................        66,950          590,148
  Taiheiyo Cement Corp.................................       746,000        1,994,355
  #Taisei Corp.........................................     1,325,000        2,993,916
  Takara Standard Co., Ltd.............................       175,000        1,121,089
  #Takashimaya Co., Ltd................................       206,000        1,875,517
  Tanabe Seiyaku Co., Ltd..............................       164,000          973,249
  Teijin, Ltd..........................................       917,000        3,536,848
  Teikoku Oil Co., Ltd.................................       346,000        1,151,233
  Toagosei Co., Ltd....................................       353,000          671,991
  Toda Corp............................................       418,000        2,075,815
  Toho Bank, Ltd.......................................       236,000          802,814
  Tokuyama Corp........................................       248,000          796,424
  *Tokyo Sowa Bank.....................................       199,000          271,768
  Tokyo Steel Manufacturing Co., Ltd...................       202,800          938,298
  Tokyo Style Co., Ltd.................................       133,000        1,464,079
  #Tokyo Tomin Bank, Ltd...............................        30,900          705,876
  Tostem Corp..........................................       188,000        3,617,778
  Toto, Ltd............................................       247,000        1,903,302
  Toyo Seikan Kaisha, Ltd..............................       287,600        5,463,018
  Toyo Suisan Kaisha, Ltd..............................       116,000        1,015,792
  #Toyo Trust & Banking Co., Ltd.......................       715,000        2,071,263
  Toyobo Co., Ltd......................................       468,000          708,856
  Toyota Auto Body Co., Ltd............................        86,000          615,709
  Toyota Tsusho Corp...................................       314,000          938,205
  #Victor Co. of Japan, Ltd............................       246,000        1,714,385
  Wacoal Corp..........................................       149,000        1,605,678
  Yakult Honsha Co., Ltd...............................       228,000        2,102,234
  Yamagata Bank, Ltd...................................       153,700          686,956
  Yamaguchi Bank.......................................       133,000        1,229,606
  Yamatake-Honeywell Co., Ltd..........................        87,000          817,290
  *#Yasuda Trust & Banking Co., Ltd....................     1,434,000        1,732,859
  Yodogawa Steel Works, Ltd............................       296,000        1,242,112
  Yokogawa Electric Corp...............................       337,000        1,667,985
  Yokohama Rubber Co., Ltd.............................       404,000        1,070,021
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost $547,656,066)..................................                    419,451,409
                                                                       ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Japanese Yen
    (Cost $6,391)......................................                          6,454
                                                                       ---------------
TOTAL -- JAPAN
  (Cost $547,662,457)..................................                    419,457,863
                                                                       ---------------
UNITED KINGDOM -- (20.4%)
COMMON STOCKS -- (20.3%)
  ASDA Group P.L.C.....................................     2,034,400        5,770,099
  Aggregate Industries P.L.C...........................     1,285,488        1,617,005
  Aggreko P.L.C........................................        32,000          112,040
  Allied Domecq P.L.C..................................       146,994        1,409,735
  Anglian Water P.L.C..................................       151,281        1,675,082

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                         ------------  ---------------
  Antofagasta Holdings P.L.C...........................        38,000  $       165,016
  Arcadia Group P.L.C..................................       110,588          427,956
  Arjo Wiggins Appleton P.L.C..........................       708,700        2,021,418
  *Associated British Foods P.L.C......................       668,096        5,082,501
  Associated British Ports Holdings P.L.C..............       375,400        1,660,263
  BAA P.L.C............................................     1,055,024       11,335,346
  BG P.L.C.............................................     2,574,617       14,161,095
  BOC Group P.L.C......................................       139,300        2,383,944
  BPB P.L.C............................................       408,500        1,931,024
  Barclays P.L.C.......................................       608,800       18,467,109
  Barratt Developments P.L.C...........................       226,000        1,164,295
  Bass P.L.C...........................................       672,200        9,920,459
  Beazer Group P.L.C...................................       239,257          741,855
  Berkeley Group P.L.C.................................       108,652        1,192,620
  Blue Circle Industries P.L.C.........................       326,000        2,020,327
  Britannic P.L.C......................................       119,300        1,886,823
  British Airways P.L.C................................       799,331        5,738,235
  British Land Co. P.L.C...............................       471,081        4,151,757
  British Steel P.L.C..................................     1,706,900        3,624,079
  British Telecommunications P.L.C.....................       250,000        4,170,272
  British Vita P.L.C...................................       216,100          857,045
  Brixton Estate P.L.C.................................       235,685          898,840
  Burford Holdings P.L.C...............................       337,000          585,913
  CGU P.L.C............................................     1,226,541       17,924,645
  Capital Shopping Centres P.L.C.......................       388,375        2,405,329
  Caradon P.L.C........................................       214,000          502,372
  *Centrica P.L.C......................................       810,000        1,641,909
  Chelsfield P.L.C.....................................       236,036        1,180,067
  Cookson Group P.L.C..................................       583,000        1,690,911
  Diageo P.L.C.........................................           807            8,489
  Elementis P.L.C......................................       621,791          996,364
  Enterprise Oil P.L.C.................................       354,000        2,243,486
  Glynwed International P.L.C..........................       140,000          436,336
  Grantchester Holdings P.L.C..........................        12,930           33,565
  Great Portland Estates P.L.C.........................       197,275          722,324
  Great Universal Stores P.L.C.........................       814,600        8,693,452
  Greenalls Group P.L.C................................       255,461        1,387,708
  Hammerson P.L.C......................................       243,200        1,779,008
  Hanson P.L.C.........................................       400,000        3,624,651
  Hilton Group P.L.C...................................     1,251,117        5,483,135
  Hyder P.L.C..........................................        86,519        1,041,871
  Imperial Chemical Industries P.L.C...................       477,000        5,258,725
  Inchcape P.L.C.......................................       508,000        1,180,335
  Invensys P.L.C.......................................       373,612        1,703,243
  Johnson Matthey P.L.C................................       178,000        1,554,498
  Lasmo P.L.C..........................................       815,235        1,724,370
  Lex Service P.L.C....................................       121,933        1,097,096
  Lonmin P.L.C.........................................       229,794        1,844,803
  Mersey Docks & Harbour Co. P.L.C.....................        53,050          437,790
  Meyer International P.L.C............................       102,281          756,380
  Millennium and Copthorne Hotels P.L.C................       122,000        1,118,226
  Mirror Group P.L.C...................................       403,000        1,488,503
  National Westminster Bank P.L.C......................     1,135,608       26,058,242
  Norwich Union P.L.C..................................       731,000        5,183,276
  Peel Holdings P.L.C..................................        45,400          465,596
  Pilkington P.L.C.....................................       995,666        1,164,690
  Pillar Property Investments P.L.C....................        25,000          132,599
  Powergen P.L.C.......................................       443,177        4,821,927
  RMC Group P.L.C......................................       223,000        2,976,621
                                                               SHARES           VALUE+
                                                         ------------  ---------------
  Rank Group P.L.C.....................................       793,530  $     2,841,938
  Rexam P.L.C..........................................       337,343        1,329,782
  Rio Tinto P.L.C......................................       585,818        8,589,294
  Rolls-Royce P.L.C....................................       327,235        1,376,457
  *Royal & Sun Alliance Insurance Group P.L.C..........     1,402,039       11,469,104
  Rugby Group P.L.C....................................       549,000          994,087
  Safeway P.L.C........................................       954,040        3,948,031
  Sainsbury (J.) P.L.C.................................     1,343,942        8,172,707
  Scottish & Newcastle P.L.C...........................       235,300        2,731,706
  Severn Trent P.L.C...................................       210,597        3,075,973
  Shell Transport & Trading Co., P.L.C.................     2,222,545       16,088,752
  Signet Group P.L.C...................................       803,000          656,235
  Slough Estates P.L.C.................................       376,100        2,220,826
  Smith (David S.) Holdings P.L.C......................       298,000          625,549
  Somerfield P.L.C.....................................       165,142          750,212
  South West Water P.L.C...............................        43,473          704,278
  Standard Chartered P.L.C.............................        70,124        1,061,310
  Storehouse P.L.C.....................................       431,958          816,765
  Tarmac P.L.C.........................................       948,643        1,808,937
  Tate & Lyle P.L.C....................................       353,500        2,322,453
  Taylor Woodrow P.L.C.................................       388,747        1,115,048
  Tesco P.L.C..........................................     4,364,755       12,711,826
  Thames Water P.L.C...................................       160,298        2,542,945
  Thistle Hotels P.L.C.................................       405,707        1,170,196
  Trinity P.L.C........................................        76,800          706,394
  Unigate P.L.C........................................       229,400        1,562,270
  *Unilever P.L.C......................................     1,300,000       11,436,400
  United Assurance Group P.L.C.........................       331,000        2,174,631
  United Biscuits Holdings P.L.C.......................       467,329        1,484,600
  United Utilities P.L.C...............................       265,595        3,206,836
  Vickers P.L.C........................................       194,300          496,600
  Whitbread P.L.C......................................       483,242        8,603,049
  Wilson Bowden P.L.C..................................        96,900        1,125,733
  Wimpey (George) P.L.C................................       348,650          888,302
  Wolseley P.L.C.......................................       100,000          780,774
  Yorkshire Water P.L.C................................       161,510        1,136,155
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost $251,715,750)..................................                    338,660,850
                                                                       ---------------
INVESTMENT IN CURRENCY -- (0.1%)
  *British Pound Sterling
    (Cost $2,630,988)..................................                      2,643,124
                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
  *Millenium and Copthorne Hotel P.L.C. Rights 06/06/99
    (Cost $0)..........................................        79,300          124,530
                                                                       ---------------
TOTAL -- UNITED KINGDOM
  (Cost $254,346,738)..................................                    341,428,504
                                                                       ---------------
GERMANY -- (9.3%)
COMMON STOCKS -- (9.3%)
  AGIV AG fuer Industrie & Verkehrswesen...............        57,800        1,226,855
  Ava Allgemeine Handelsgesellschaft der Verbraucher
    AG, Bielefeld......................................         3,700        1,296,033
  #BASF AG.............................................       640,050       24,460,808
  BHF Bank AG..........................................       116,900        3,801,407
  *#BHW Holding AG, Berlin.............................       167,300        2,538,241
  Bankgesellschaft Berlin AG...........................       233,550        3,418,829
  #Bayer AG............................................       168,100        6,433,071

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                         ------------  ---------------
  Bayerische Vereinsbank AG............................       311,250  $    16,630,288
  Berliner Kraft & Licht Bewag AG......................       177,600        3,025,057
  Bilfinger & Berger Bau AG, Mannheim..................        46,500        1,149,883
  #Commerzbank AG......................................       408,050       11,391,847
  DBV-Winterthur Holding AG, Wiesbaden.................         4,400        1,587,235
  Deutsche Bank AG.....................................       340,805       17,771,122
  #Deutsche Lufthansa AG...............................       305,250        6,558,991
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa.....        46,400        4,002,593
  Deutsche Telekom AG..................................       170,000        6,807,963
  #Dresdner Bank AG, Frankfurt.........................       315,000       11,330,224
  Dyckerhoff AG........................................         2,275          623,236
  FPB Holding AG.......................................         5,789          998,751
  Fresenius Medical Care AG............................        16,900          848,198
  GEA AG...............................................        11,800          296,117
  Heidelberger Zement AG, Heidelberg...................        24,700        1,942,157
  Hochtief AG..........................................        91,150        4,002,907
  Holzmann (Philipp) AG................................         1,860          287,446
  #Karstadt AG.........................................         8,350        3,474,874
  Linde AG.............................................         5,700        3,254,146
  MAN AG...............................................       140,000        4,098,789
  Merck KGAA...........................................        58,000        1,998,264
  PWA Papierwerke Waldhof-Aschaffenburg AG.............         3,550          649,585
  Siemens AG...........................................        87,800        5,912,211
  *Thyssen Krupp AG....................................       108,750        2,126,378
  Vereins & Westbank AG................................        73,187        2,020,261
                                                                       ---------------
TOTAL -- GERMANY
  (Cost $129,315,369)..................................                    155,963,767
                                                                       ---------------
FRANCE -- (9.2%)
COMMON STOCKS -- (9.2%)
  AGF (Assurances Generales de France SA)..............        62,514        3,107,463
  Banque Nationale de Paris............................       193,531       16,350,514
  Banque Paribas.......................................        90,572        9,849,106
  Bongrain SA..........................................         1,653          604,937
  *Christian Dior SA...................................        31,100        4,419,258
  #Colas SA............................................         5,070          959,524
  Credit Commercial de France..........................        50,191        5,536,660
  ECIA (Equipements et Composants pour l'Industrie
    Automobile)........................................         3,000          351,325
  Elf Aquitaine........................................       140,000       20,318,284
  *Eridania Beghin-Say SA..............................        18,900        2,752,849
  Esso SA..............................................         8,476          744,457
  #Euro Disney SCA.....................................       551,700          859,525
  Fonciere Lyonnaise SA................................         1,668          221,498
  Fromageries Bel la Vache qui Rit.....................           275          197,829
  *#GTM Entrepose......................................        21,077        2,115,678
  Generale des Establissements Michelin SA Series B....        35,400        1,564,976
  Groupe Danone........................................        42,500       11,731,738
  *Hachette Filipacchi Medias..........................         1,300          340,503
  *Imetal..............................................        11,000        1,403,208
  *LaFarge SA..........................................        74,595        6,738,961
  Labinal SA...........................................         3,200          719,379
  Lyonnais des Eaux SA.................................        40,000        6,645,894
  *Pechiney SA Series A................................        55,475        2,155,473
  Pernod-Ricard........................................        38,900        2,603,149
                                                               SHARES           VALUE+
                                                         ------------  ---------------
  Peugeot SA...........................................        37,150  $     5,515,904
  #Rallye SA...........................................        17,220        1,001,100
  Remy Cointreau SA....................................        27,400          458,395
  Rhone-Poulenc SA Series A............................       176,126        8,379,235
  SEB SA...............................................         9,000          722,255
  *#Saint-Gobain.......................................        65,436       10,297,286
  Silic (Societe Immobiliere de Location pour
    l'Industrie et le Commerce)........................           200           30,051
  #Societe Generale Paris..............................        70,432       12,828,849
  *#Sommer-Allibert SA.................................        14,800          417,826
  Sophia SA............................................         7,700          316,412
  *Thomson-CSF.........................................        87,203        2,813,824
  *Total SA............................................        40,000        4,872,540
  Union Assurances Federales SA........................         7,500          901,838
  Usinor...............................................       167,800        2,291,420
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost $102,146,678)..................................                    153,139,123
                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
  *AGF (Assurances Generales de France SA) Warrants
    06/15/00...........................................        41,214          374,916
  *Fonciere Lyonnaise SA Warrants 07/30/02.............           868              572
                                                                       ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $180,303)......................................                        375,488
                                                                       ---------------
TOTAL -- FRANCE
  (Cost $102,326,981)..................................                    153,514,611
                                                                       ---------------
SWITZERLAND -- (7.5%)
COMMON STOCKS -- (7.5%)
  #Ascom Holding AG, Bern..............................         1,410        2,699,632
  Baloise-Holding, Basel...............................        26,676       19,155,214
  Banca del Gotthard...................................         5,470        4,925,955
  Banque Cantonale Vaudois.............................         5,795        1,711,650
  Bobst SA, Prilly.....................................         2,553        3,150,342
  Ciba Spezialitaetenchemie Holding AG.................         2,100          156,101
  Financiere Richemont AG..............................         8,973       14,512,003
  Fischer (Georg) AG, Schaffhausen (Namen).............        12,987        4,245,093
  Forbo Holding AG, Eglisau............................         6,381        2,617,687
  Helvetia Patria Holding, St. Gallen..................         4,830        3,756,769
  Holderbank Financiere Glarus AG, Glarus..............           900        1,072,772
  Intershop Holding AG, Zuerich........................         5,400        3,189,960
  Jelmoli Holding AG, Zuerich..........................           500          466,023
  #Oerlikon-Buehrle Holding AG, Zuerich................        44,781        6,459,095
  Pargesa Holding SA, Geneve...........................         1,935        2,668,431
  Roche Holding AG, Basel..............................           892       15,486,009
  Sairgroup, Zuerich...................................        37,480        8,462,662
  Schindler Holding AG, Hergiswil......................         3,469        5,680,988
  Schweizerische National Versicherungs Gesellschaft,
    Basel..............................................         1,606        3,109,686
  Sig Schweizerische Industrie-Gesellschaft Holding AG,
    Neuhausen AM Rheinfall.............................         8,066        5,013,687
  Sika Finanz AG, Baar.................................         1,280          381,010
  Sulzer AG, Winterthur................................         8,280        4,853,229

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                         ------------  ---------------
  United Bank of Switzerland...........................        37,000  $    10,734,281
  Von Roll Holding AG, Gerlafingen.....................        15,045          306,128
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost $102,454,974)..................................                    124,814,407
                                                                       ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swiss Francs
    (Cost $62,400).....................................                         62,382
                                                                       ---------------
TOTAL -- SWITZERLAND
  (Cost $102,517,374)..................................                    124,876,789
                                                                       ---------------
NETHERLANDS -- (6.5%)
COMMON STOCKS -- (6.5%)
  ABN Amro Holding NV..................................     1,304,435       28,983,504
  Asr Verzekeringsgroep NV.............................        40,528        2,798,965
  Buhrmann NV..........................................        80,524        1,347,146
  DSM NV...............................................        40,983        3,826,703
  #Fortis (NL).........................................       547,320       17,826,615
  Ing Groep NV.........................................       732,972       39,278,127
  KLM (Koninklijke Luchtvaart Mij NV)..................        79,274        2,304,332
  Koninklijke Hoogovens NV.............................        34,857        1,352,177
  Koninklijke Philips Electronics......................       110,000        9,460,152
  Pakhoed NV...........................................        38,986          900,887
  Stork NV.............................................        27,615          584,709
  Vendex NV (non-food).................................         9,646          282,407
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost $59,000,403)...................................                    108,945,724
                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
  *Asr Verzekerings Groep NV Rights 06/02/99...........        40,528                0
  *Fortis (NL) Rights 06/17/99.........................       547,320                0
  *Ing Groep NV Rights 06/07/99........................       732,972                0
                                                                       ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                              0
                                                                       ---------------
TOTAL -- NETHERLANDS
  (Cost $59,000,403)...................................                    108,945,724
                                                                       ---------------
ITALY -- (5.1%)
COMMON STOCKS -- (5.1%)
  Banca Commerciale Italiana SpA.......................     3,565,000       25,683,149
  #Banca di Roma.......................................     7,168,500       10,493,632
  *#Banca Toscana......................................       607,000        2,665,677
  #CIR SpA (Cie Industriale Riunite), Torino...........       885,000        1,175,213
  *#Cartiere Burgo SpA.................................       235,000        1,511,167
  #Cia Assicuratrice Unipol SpA........................       116,134          506,367
  #Fiat SpA............................................     3,997,899       12,916,945
  *Finmeccanica SpA....................................     2,000,000        1,838,181
  #Ifil Finanziaria Partecipazioni SpA, Torino.........     1,020,375        3,478,139
  *Ing C.Olivetti & C SpA, Ivrea.......................     1,200,000        3,751,647
  #Italcementi Fabbriche Riunite Cemento SpA,
    Bergamo............................................       364,000        4,148,560
  Italmobiliare SpA, Milano............................        14,330          382,081
  #Magneti Marelli SpA.................................       700,000          933,206
  #Montedison SpA......................................     5,455,000        4,853,934
  San Paolo-Imi SpA....................................       657,000        8,896,202
                                                               SHARES           VALUE+
                                                         ------------  ---------------
  Sirti SpA............................................        25,000  $       124,689
  #Toro Assicurazioni Cia Anonima d'Assicurazione di
    Torino SpA.........................................       168,350        2,270,766
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost $49,565,807)...................................                     85,629,555
                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
  *Finmeccanica SpA Warrants 06/30/00
    (Cost $0)..........................................     2,406,375          130,839
                                                                       ---------------
TOTAL -- ITALY
  (Cost $49,565,807)...................................                     85,760,394
                                                                       ---------------
SPAIN -- (3.3%)
COMMON STOCKS -- (3.3%)
  *Acerinox SA.........................................       154,740        4,449,434
  Aumar (Autopistas del Mare Nostrum SA)...............       176,800        3,972,722
  #Autopistas Concesionaria Espanola SA................       432,180        5,526,633
  *Azucarera Ebro Agricolas SA.........................       111,600        1,748,016
  *Banco Pastor SA, La Coruna..........................        39,600        2,061,611
  Cementos Portland SA.................................        26,000          948,786
  Compania Espanola de Petroleos SA, Madrid............       149,794        4,722,275
  *#Corporacion Mapfre Compania Internacional de
    Reaseguros SA, Majadah Onda........................        36,300          754,178
  *Cristaleria Espanol SA Em 98........................         5,792          297,116
  Cristaleria Espanola SA, Madrid......................        34,752        1,820,485
  FESCA (Fuerzas Electricas de Cataluna SA) Series A...       180,000        1,644,953
  #Grupo Dragados......................................       152,189        5,275,168
  #Hidroelectrica del Cantabrico SA, Oviedo............        99,900        4,324,494
  Iberdrola SA.........................................       535,000        7,686,171
  *Metrovacesa SA......................................        89,964        2,029,030
  Portland Valderrivas SA..............................         2,784           89,658
  Sevillana de Electricidad SA.........................       210,000        2,437,316
  Union Electrica Fenosa SA............................       230,000        3,010,937
  Uralita SA...........................................        24,500          226,202
  *Vallehermoso SA.....................................       240,000        2,351,367
                                                                       ---------------
TOTAL -- SPAIN
  (Cost $46,396,415)...................................                     55,376,552
                                                                       ---------------
HONG KONG -- (2.4%)
COMMON STOCKS -- (2.4%)
  Amoy Properties, Ltd.................................     4,570,500        3,772,163
  HKR International, Ltd...............................     1,077,384          729,418
  Hang Lung Development Co., Ltd.......................     2,126,000        2,467,474
  Hysan Development Co., Ltd...........................     1,683,823        2,486,272
  Kerry Properties, Ltd................................     1,261,000        1,300,924
  New World Development Co., Ltd.......................     1,932,105        4,721,573
  Shangri-la Asia, Ltd.................................     2,982,000        3,191,777
  *Sino Hotels (Holdings), Ltd.........................       391,653           50,001
  Sino Land Co., Ltd...................................     4,915,200        2,646,333
  Swire Pacific, Ltd. Series A.........................     1,062,000        5,067,258
  Tsim Sha Tsui Properties, Ltd........................     1,174,000          764,550

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                         ------------  ---------------
  Wharf Holdings, Ltd..................................     3,672,000  $     9,352,259
  Wheelock and Co., Ltd................................     3,243,000        3,680,242
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost $53,398,479)...................................                     40,230,244
                                                                       ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Hong Kong Dollars
    (Cost $39,272).....................................                         39,272
                                                                       ---------------
TOTAL -- HONG KONG
  (Cost $53,437,751)...................................                     40,269,516
                                                                       ---------------
AUSTRALIA -- (2.4%)
COMMON STOCKS -- (2.4%)
  Amcor, Ltd...........................................       505,844        2,695,480
  #Boral, Ltd..........................................     1,009,742        1,650,488
  CSR, Ltd.............................................       842,897        2,267,808
  George Weston Foods, Ltd.............................        65,489          295,447
  Goodman Fielder, Ltd.................................       152,399          149,463
  MIM Holdings.........................................     1,394,796          756,921
  News Corp., Ltd......................................     1,167,569        9,664,472
  North, Ltd...........................................       420,283          763,921
  Pacific Dunlop, Ltd..................................       756,467        1,351,735
  Pasminco, Ltd........................................       134,947          132,348
  Pioneer International, Ltd...........................       658,231        1,532,111
  Quantas Airways, Ltd.................................       906,085        2,665,897
  Rio Tinto, Ltd.......................................       492,912        6,928,987
  Santos, Ltd..........................................        72,627          225,555
  #St. George Bank, Ltd................................        55,421          386,163
  Stockland Trust Group................................       157,092          353,325
  *Stockland Trust Group Issue 99......................         5,334           12,102
  #Suncorp-Metway Limited..............................        52,500          304,813
  WMC, Ltd.............................................       844,189        3,135,089
  Westpac Banking Corp.................................       700,000        4,801,041
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost $37,814,352)...................................                     40,073,166
                                                                       ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar
    (Cost $27,951).....................................                         28,682
                                                                       ---------------
PREFERRED STOCKS -- (0.0%)
  Village Roadshow, Ltd. 2.2% Class A
    (Cost $6,026)......................................         1,867            2,808
                                                                       ---------------
TOTAL -- AUSTRALIA
  (Cost $37,848,329)...................................                     40,104,656
                                                                       ---------------
SWEDEN -- (2.3%)
COMMON STOCKS -- (2.3%)
  *#Assidomaen AB......................................       164,500        3,309,828
  *#Boliden, Ltd.......................................        57,213          128,796
  Fastighets AB Balder.................................         8,000           83,981
  Gambro AB Series A...................................        42,500          426,322
  *Gambro AB Series B..................................        15,900          160,422
  Kinnevik Industrifoervaltnings AB Series A...........         3,200           63,453
  *#Kinnevik Industrifoervaltnings AB Series B.........        36,000          751,633
  Mo Och Domsjoe AB Series A...........................         6,300          161,664
  Mo Och Domsjoe AB Series B...........................       118,300        2,814,916
  NCC AB Series A......................................        45,400          460,708
  #NCC AB Series B.....................................        95,000          991,738
  SSAB Swedish Steel Series A..........................       129,900        1,469,709
                                                               SHARES           VALUE+
                                                         ------------  ---------------
  SSAB Swedish Steel Series B..........................        48,000  $       537,481
  Skandinaviska Enskilda Banken Series A...............       100,000        1,213,064
  #Svedala Industri....................................        28,700          466,989
  Svenska Cellulosa AB Series A........................        57,000        1,343,002
  Svenska Cellulosa AB Series B........................       217,600        5,076,207
  Svenska Handelsbanken Series A.......................        80,000        2,897,357
  Svenska Kullagerfabriken AB Series A.................        68,400        1,029,192
  #Svenska Kullagerfabriken AB Series B................        89,700        1,407,230
  Sydkraft AB Series C.................................         6,600          117,399
  #Trelleborg AB Series B..............................       146,400        1,306,330
  Volvo AB Series A....................................       192,600        4,863,676
  Volvo AB Series B....................................       305,100        7,757,989
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost $38,625,606)...................................                     38,839,086
                                                                       ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona
    (Cost $52,294).....................................                         52,439
                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
  *Kinnevik Industrifoervaltnings AB Series A Rights
    06/17/99...........................................         3,200            2,075
  *Kinnevik Industrifoervaltnings AB Series B Rights
    06/17/99...........................................        36,000           25,195
                                                                       ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         27,270
                                                                       ---------------
TOTAL -- SWEDEN
  (Cost $38,677,900)...................................                     38,918,795
                                                                       ---------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
  *Banque Bruxelles Lambert VVPR.......................           128                3
  Bekaert SA...........................................         3,400        1,422,029
  Cimenteries CBR Cementsedrijoen......................         2,900          264,717
  #Credit Communal Holding Dexia Belgium...............         5,400          836,216
  Electrafina SA.......................................         8,000          903,407
  *Fortis AG...........................................        32,270          182,543
  Fortis AG Class B....................................        90,000        2,893,724
  *Fortis AG Strips....................................       290,430            3,037
  *Generale de Banque SA VVPR..........................           630               16
  *#Glaverbel SA.......................................        14,812        1,445,764
  *Glaverbel SA VVPR...................................            22                1
  #Groupe Bruxelles Lambert SA, Bruxelles..............         6,300        1,100,086
  #Nationale a Portefeuille............................         4,700          380,863
  Sofina SA............................................        10,500          395,240
  Solvay SA............................................       101,490        6,786,304
  Suez Lyonnaise des Eaux..............................        19,080        3,152,136
  *Suez Lyonnaise des Eaux SA VVPR.....................        19,080              200
  *Suez Lyonnaise ds Eaux CVG..........................        19,080          182,744
  *Tessenderlo Chemie..................................         3,700          155,640
  Union Miniere SA.....................................        40,200        1,477,478
                                                                       ---------------
TOTAL -- BELGIUM
  (Cost $19,144,906)...................................                     21,582,148
                                                                       ---------------
FINLAND -- (1.1%)
COMMON STOCKS -- (1.1%)
  #Asko Oyj............................................        48,100          849,965

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                         ------------  ---------------
  Kemira Oyj...........................................       229,200  $     1,411,560
  #Kesko Oyj...........................................       104,300        1,385,025
  Metra Oyj Series B...................................        43,200          964,387
  #Metsa-Serla Oyj Series B............................       249,500        1,917,465
  Outokumpu Oyj Series A...............................       221,600        2,289,266
  Rauma Oyj............................................        25,900          287,062
  Rautaruukki Oy Series K..............................       237,100        1,462,693
  Stora Enso AB Series A...............................       172,971        1,763,386
  Stora Enso AB Series B...............................       436,189        4,460,495
  #Upm-Kymmene Oyj.....................................        48,900        1,436,761
  Valmet Corp. - (FIM).................................        84,500          865,869
                                                                       ---------------
TOTAL -- FINLAND
  (Cost $21,503,897)...................................                     19,093,934
                                                                       ---------------
DENMARK -- (1.1%)
COMMON STOCKS -- (1.1%)
  Den Danske Bank A.S..................................        44,140        4,745,889
  Forsikringsselskabet Codan A.S.......................         7,662          789,305
  Jyske Bank A.S.......................................         9,990          799,963
  Kapital Holdings A.S.................................        32,497        1,216,513
  Tele Danmark A.S. Series B...........................        50,000        5,122,634
  Tryg Baltica Forsikring A.S..........................        56,055        1,443,635
  Unidanmark A.S. Series A.............................        51,864        3,649,454
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost $15,654,407)...................................                     17,767,393
                                                                       ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Danish Krone
    (Cost $28,882).....................................                         28,036
                                                                       ---------------
TOTAL -- DENMARK
  (Cost $15,683,289)...................................                     17,795,429
                                                                       ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
  Fraser & Neave, Ltd..................................       769,000        3,031,895
  Industrial & Commercial Bank, Ltd....................        13,000           29,697
  Keppel Corp., Ltd....................................     1,379,000        3,933,764
  Keppel Land, Ltd.....................................       600,000        1,019,290
  Singapore Airlines, Ltd. (Foreign)...................        40,000          357,157
  Singapore Land, Ltd..................................     1,048,000        2,880,173
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost $13,954,087)...................................                     11,251,976
                                                                       ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Singapore Dollars
    (Cost $62).........................................                             62
                                                                       ---------------
TOTAL -- SINGAPORE
  (Cost $13,954,149)...................................                     11,252,038
                                                                       ---------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
  #Bergesen Dy ASA Series A............................       105,892        1,584,277
  Den Norske Bank ASA Series A.........................       589,194        2,039,421
  #Kvaerner ASA........................................        59,851          990,303
  #Norsk Hydro ASA.....................................        31,700        1,247,978
  #Norske Skogindustrier ASA Series A..................        52,781        1,840,332
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost $10,772,769)...................................                      7,702,311
                                                                       ---------------
                                                               SHARES           VALUE+
                                                         ------------  ---------------
RIGHTS/WARRANTS -- (0.0%)
  *Kvaerner ASA Rights 06/09/99
    (Cost $0)..........................................        59,851  $        28,836
                                                                       ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Norwegian Krone
    (Cost $5)..........................................                              5
                                                                       ---------------
TOTAL -- NORWAY
  (Cost $10,772,774)...................................                      7,731,152
                                                                       ---------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Berjaya Group Berhad.................................       750,000          173,684
  *Berjaya Industrial Berhad...........................       691,000           66,918
  Berjaya Land Berhad..................................       235,000           83,116
  Genting Berhad.......................................       750,000        2,131,579
  Golden Hope Plantations Berhad.......................     1,340,000          947,874
  Hap Seng Consolidated Berhad.........................        70,000           33,453
  Highlands and Lowlands Berhad........................       607,000          368,034
  Hong Leong Credit Berhad.............................       309,000          310,951
  IOI Corp. Berhad.....................................       436,000          237,735
  Kuala Lumpur Kepong Berhad...........................       677,000          791,021
  Sime Darby Berhad (Malaysia).........................       621,000          651,069
                                                                       ---------------
TOTAL -- MALAYSIA
  (Cost $12,228,624)...................................                      5,795,434
                                                                       ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
  Banco Espirito Santo e Comercial de Lisboa...........        41,192        1,012,163
  Cimpor Cimentos de Portugal SA.......................        26,885          717,960
  Portugal Telecom SA..................................        63,528        2,882,866
                                                                       ---------------
TOTAL -- PORTUGAL
  (Cost $4,634,237)....................................                      4,612,989
                                                                       ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Carter Holt Harvey, Ltd..............................     1,370,700        1,572,659
  Lion Nathan, Ltd.....................................       432,600        1,039,065
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost $2,915,295)....................................                      2,611,724
                                                                       ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  *New Zealand Dollar
    (Cost $179)........................................                            186
                                                                       ---------------
TOTAL -- NEW ZEALAND
  (Cost $2,915,474)....................................                      2,611,910
                                                                       ---------------
IRELAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Greencore Group P.L.C................................        52,764          193,097
  Independent Newspapers P.L.C.........................       112,098          580,193
  Irish Permanent P.L.C................................        37,534          480,762
  Jefferson Smurfit Group P.L.C........................       475,872        1,243,941
                                                                       ---------------
TOTAL -- IRELAND
  (Cost $1,997,369)....................................                      2,497,993
                                                                       ---------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                         ------------  ---------------
AUSTRIA -- (0.1%)
COMMON STOCKS -- (0.1%)
  #Bank Austria AG.....................................        24,052  $     1,234,816
  Voest-Alpine Stahl AG................................         9,900          277,317
                                                                       ---------------
TOTAL -- AUSTRIA
  (Cost $1,416,673)....................................                      1,512,133
                                                                       ---------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
  *Euro Currency (Cost $1,222,382).....................                      1,222,134
                                                                       ---------------

                                                             FACE
                                                            AMOUNT              VALUE+
                                                         ------------  ---------------
TEMPORARY CASH
  INVESTMENTS -- (0.6%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
    06/01/99 (Collateralized by U.S. Treasury Notes
    6.75%, 04/30/00, valued at $10,710,000) to be
    repurchased at $10,554,392.
    (Cost $10,549,000).................................  $     10,549  $    10,549,000
                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,537,118,298)++..............................                $ 1,670,873,465
                                                                       ===============
--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999

                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value...................................................................  $   1,670,873
Collateral for Securities Loaned.......................................................        227,054
Receivables
  Dividends, Interest and Tax Reclaims.................................................         12,282
  Investment Securities Sold...........................................................         22,817
  Fund Shares Sold.....................................................................          1,314
Prepaid Expenses and Other Assets......................................................             26
                                                                                         -------------
    Total Assets.......................................................................      1,934,366
                                                                                         -------------

LIABILITIES:
Payable for Securities Loaned..........................................................        227,054
Payable for Fund Shares Redeemed.......................................................          1,006
Accrued Expenses and Other Liabilities.................................................            495
                                                                                         -------------
    Total Liabilities..................................................................        228,555
                                                                                         -------------

NET ASSETS.............................................................................  $   1,705,811
                                                                                         =============

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000).............................................................    138,093,497
                                                                                         =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...............................  $       12.35
                                                                                         =============

Investments at Cost....................................................................  $   1,537,118
                                                                                         =============
COMPONENTS OF NET ASSETS:
Paid-In Capital........................................................................  $   1,494,885
Undistributed Net Investment Income....................................................         11,491
Undistributed Net Realized Gain........................................................         66,312
Accumulated Net Realized Foreign Exchange Loss.........................................           (429)
Unrealized Appreciation of Investment Securities and Foreign Currency..................        133,755
Unrealized Net Foreign exchange Loss...................................................           (203)
                                                                                         -------------
    Total Net Assets...................................................................  $   1,705,811
                                                                                         =============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $2,623)................................  $  24,515
    Interest...........................................................................        355
    Income from Securities Lending.....................................................        700
                                                                                         ---------
        Total Investment Income........................................................     25,570
                                                                                         ---------

EXPENSES
    Investment Advisory Services.......................................................      1,726
    Accounting & Transfer Agent Fees...................................................        417
    Custodian's Fee....................................................................        232
    Legal Fees.........................................................................         19
    Audit Fees.........................................................................         17
    Shareholders' Reports..............................................................         16
    Trustees' Fees and Expenses........................................................          4
    Other..............................................................................         57
                                                                                         ---------
        Total Expenses.................................................................      2,488
                                                                                         ---------
    NET INVESTMENT INCOME..............................................................     23,082
                                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

Net Realized Gain on Investment Securities.............................................     57,159
Net Realized Loss on Foreign Currency Transactions.....................................       (429)
Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................    (11,745)
    Translation of Foreign Currency Denominated Amounts................................       (343)
                                                                                         ---------

    NET GAIN ON INVESTMENT SECURITIES AND FOREIGN CURRENCY.............................     44,642
                                                                                         ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................  $  67,724
                                                                                         =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                           SIX MONTHS        YEAR
                                                                                              ENDED          ENDED
                                                                                            MAY 31,        NOV. 30,
                                                                                              1999           1998
                                                                                          -------------  -------------
                                                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...............................................................  $      23,082  $      32,873
    Net Realized Gain on Investment Securities..........................................         57,159         11,162
    Net Realized Gain (Loss) on Foreign Currency Transactions...........................           (429)           895

    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency......................................        (11,745)       151,571
        Translation of Foreign Currency Denominated Amounts.............................           (343)           158
                                                                                          -------------  -------------

        Net Increase in Net Assets Resulting from Operations............................         67,724        196,659
                                                                                          -------------  -------------

DISTRIBUTIONS FROM:
    Net Investment Income...............................................................         (6,867)       (39,352)
    Net Realized Gains..................................................................         (3,807)        (4,181)
                                                                                          -------------  -------------
        Total Distributions.............................................................        (10,674)       (43,533)
                                                                                          -------------  -------------
Capital Share Transactions (1):
    Shares Issued.......................................................................         74,411        161,527
    Shares Issued in Lieu of Cash Distributions.........................................         10,674         43,533
    Shares Redeemed.....................................................................       (156,573)      (220,023)
                                                                                          -------------  -------------
        Net Decrease From Capital Share Transactions....................................        (71,488)       (14,963)
                                                                                          -------------  -------------
        Total Increase (Decrease).......................................................        (14,438)       138,163
NET ASSETS
    Beginning of Period.................................................................      1,720,249      1,582,086
                                                                                          -------------  -------------
    End of Period.......................................................................  $   1,705,811  $   1,720,249
                                                                                          =============  =============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................................................................          6,110         13,637
    Shares Issued in Lieu of Cash Distributions.........................................            902          3,743
    Shares Redeemed.....................................................................        (12,834)       (18,668)
                                                                                          -------------  -------------
                                                                                                 (5,822)        (1,288)
                                                                                          =============  =============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                          SIX MONTHS     YEAR         YEAR         YEAR         YEAR        FEB. 16
                                            ENDED        ENDED        ENDED        ENDED        ENDED         TO
                                           MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                            1999         1998         1997         1996         1995         1994
                                          ----------   ----------   ----------   ----------   ----------   ----------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....
                                          $   11.95    $   10.90    $   11.79    $   10.55    $   10.06    $   10.00
                                          ---------    ---------    ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................       0.17         0.22         0.24         0.23         0.20         0.13
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       0.31         1.13        (0.67)        1.32         0.52         0.07
                                          ---------    ---------    ---------    ---------    ---------    ---------
  Total from Investment Operations......       0.48         1.35        (0.43)        1.55         0.72         0.20
                                          ---------    ---------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.05)       (0.27)       (0.22)       (0.23)       (0.21)       (0.13)
  Net Realized Gains....................      (0.03)       (0.03)       (0.24)       (0.08)       (0.02)       (0.01)
                                          ---------    ---------    ---------    ---------    ---------    ---------
  Total Distributions...................      (0.08)       (0.30)       (0.46)       (0.31)       (0.23)       (0.14)
                                          ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period..........  $   12.35    $   11.95    $   10.90    $   11.79    $   10.55    $   10.06
                                          =========    =========    =========    =========    =========    =========
Total Return............................       4.00%#      12.50%       (3.84)%      14.85%        7.20%        1.99%#

Net Assets, End of Period (thousands)...  $1,705,811   $1,720,249   $1,582,086   $1,356,852   $ 609,386    $ 348,381
Ratio of Expenses to Average Net
  Assets................................       0.29%*       0.29%        0.32%        0.36%        0.42%        0.45%*
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses).............................       0.29%*       0.29%        0.32%        0.36%        0.42%        0.48%*
Ratio of Net Investment Income to
  Average Net Assets....................       2.68%*       1.90%        2.09%        2.23%        2.14%        1.84%*
Ratio of Net Investment Income to
  Average Net Assets (excluding waivers
  and assumption of expenses)...........       2.68%*       1.90%        2.09%        2.23%        2.14%        1.81%
Portfolio Turnover Rate.................       6.60%*      15.41%       22.55%       12.23%        9.75%        1.90%*

--------------

*  Annualized

#  Non-Annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers seventeen series, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 28, 1999.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1999, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $  55,994
Sales..................................................    134,228

E. INVESTMENT TRANSACTIONS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.........................  $  352,500
Gross Unrealized Depreciation.........................    (218,745)
                                                        ----------
Net...................................................  $  133,755
                                                        ==========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the six months ended May 31, 1999.

G. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 1999 was reinvested into overnight repurchase agreements with Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 1999, the market value of securities on loan to brokers was $211,296,713 the related collateral cash received was $227,053,514 and the value of collateral on overnight repurchase agreements was $258,880,663.